Investment properties - Summary of changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in investment property [abstract]
Beginning balance		₩ 615,235	₩ 488,610
Acquisitions		8,292	244,100
Disposals		(2,279)	(92,337)
Depreciation		(21,616)	(20,165)	₩ (17,565)
Amounts transferred from (to) property and equipment		73,773	(4,064)
Amounts transferred from (to) assets held for sale	[1]	2,238
Amounts transferred from (to) assets held for sale	[1]		(910)
Foreign currency adjustment		(252)	1
Ending balance		₩ 675,391	₩ 615,235	₩ 488,610

[1]	Comprise land and buildings, etc.